Financial risk - Loan commitments, financial guarantees issued and customers’ liabilities under acceptances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan commitments and financial guarantee contracts
Credit risk
Total	$ 805,274	$ 639,264
Loan commitments and financial guarantee contracts | Costs:
Credit risk
Total	201,515	74,366
Loan commitments and financial guarantee contracts | Loss allowance
Credit risk
Total	3,803	2,904	$ 3,044
Loan commitments and financial guarantee contracts | Stage 3 | Loss allowance
Credit risk
Total	0	0	0
Loan commitments and financial guarantee contracts | Stage 1 | Loss allowance
Credit risk
Total	3,472	2,426	2,683
Loan commitments and financial guarantee contracts | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	331	478	$ 361
Credit risk | Loan commitments and financial guarantee contracts
Credit risk
Total	801,471	636,360
Credit risk | Loan commitments and financial guarantee contracts | Costs:
Credit risk
Total	805,274	639,264
Credit risk | Loan commitments and financial guarantee contracts | Loss allowance
Credit risk
Total	(3,803)	(2,904)
Credit risk | Loan commitments and financial guarantee contracts | Stage 3
Credit risk
Total	0	0
Credit risk | Loan commitments and financial guarantee contracts | Stage 3 | Costs:
Credit risk
Total	0	0
Credit risk | Loan commitments and financial guarantee contracts | Stage 3 | Loss allowance
Credit risk
Total	0	0
Credit risk | Loan commitments and financial guarantee contracts | Stage 1
Credit risk
Total	780,402	598,392
Credit risk | Loan commitments and financial guarantee contracts | Stage 1 | Costs:
Credit risk
Total	783,874	600,818
Credit risk | Loan commitments and financial guarantee contracts | Stage 1 | Loss allowance
Credit risk
Total	(3,472)	(2,426)
Credit risk | Loan commitments and financial guarantee contracts | Stage 2 | Stage 2
Credit risk
Total	21,069	37,968
Credit risk | Loan commitments and financial guarantee contracts | Stage 2 | Stage 2 | Costs:
Credit risk
Total	21,400	38,446
Credit risk | Loan commitments and financial guarantee contracts | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(331)	(478)
Credit risk | Commitments and contingencies | Costs:
Credit risk
Total	603,759	564,898
Credit risk | Commitments and contingencies | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	$ 257,831	$ 245,927
Credit risk | Commitments and contingencies | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Minimum of the year
Credit risk
PD Ranges	0.03%	0.03%
Credit risk | Commitments and contingencies | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Maximum of the year
Credit risk
PD Ranges	0.74%	0.74%
Credit risk | Commitments and contingencies | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	$ 194,393
Credit risk | Commitments and contingencies | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Minimum of the year
Credit risk
PD Ranges	0.75%
Credit risk | Commitments and contingencies | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Maximum of the year
Credit risk
PD Ranges	3.80%
Credit risk | Commitments and contingencies | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		$ 237,084
Credit risk | Commitments and contingencies | Grades 5 - 6 | 0.75 - 3.95 | Costs: | Minimum of the year
Credit risk
PD Ranges		0.75%
Credit risk | Commitments and contingencies | Grades 5 - 6 | 0.75 - 3.95 | Costs: | Maximum of the year
Credit risk
PD Ranges		3.95%
Credit risk | Commitments and contingencies | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	$ 151,535
Credit risk | Commitments and contingencies | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Minimum of the year
Credit risk
PD Ranges	3.81%
Credit risk | Commitments and contingencies | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Maximum of the year
Credit risk
PD Ranges	34.51%
Credit risk | Commitments and contingencies | Grades 7 - 8 | 3.96 - 30.67 | Costs:
Credit risk
Total		$ 81,887
Credit risk | Commitments and contingencies | Grades 7 - 8 | 3.96 - 30.67 | Costs: | Minimum of the year
Credit risk
PD Ranges		3.96%
Credit risk | Commitments and contingencies | Grades 7 - 8 | 3.96 - 30.67 | Costs: | Maximum of the year
Credit risk
PD Ranges		30.67%
Credit risk | Commitments and contingencies | Stage 3 | Costs:
Credit risk
Total	$ 0	$ 0
Credit risk | Commitments and contingencies | Stage 3 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	0	0
Credit risk | Commitments and contingencies | Stage 3 | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	0
Credit risk | Commitments and contingencies | Stage 3 | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		0
Credit risk | Commitments and contingencies | Stage 3 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	0
Credit risk | Commitments and contingencies | Stage 3 | Grades 7 - 8 | 3.96 - 30.67 | Costs:
Credit risk
Total		0
Credit risk | Commitments and contingencies | Stage 1 | Costs:
Credit risk
Total	582,359	526,452
Credit risk | Commitments and contingencies | Stage 1 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	257,831	245,927
Credit risk | Commitments and contingencies | Stage 1 | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	172,993
Credit risk | Commitments and contingencies | Stage 1 | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		198,638
Credit risk | Commitments and contingencies | Stage 1 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	151,535
Credit risk | Commitments and contingencies | Stage 1 | Grades 7 - 8 | 3.96 - 30.67 | Costs:
Credit risk
Total		81,887
Credit risk | Commitments and contingencies | Stage 2 | Stage 2 | Costs:
Credit risk
Total	21,400	38,446
Credit risk | Commitments and contingencies | Stage 2 | Stage 2 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	0	0
Credit risk | Commitments and contingencies | Stage 2 | Stage 2 | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	21,400
Credit risk | Commitments and contingencies | Stage 2 | Stage 2 | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		38,446
Credit risk | Commitments and contingencies | Stage 2 | Stage 2 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	0
Credit risk | Commitments and contingencies | Stage 2 | Stage 2 | Grades 7 - 8 | 3.96 - 30.67 | Costs:
Credit risk
Total		0
Credit risk | Customers' liabilities under acceptances | Costs:
Credit risk
Total	201,515	74,366
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	$ 54,185	$ 1,498
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Minimum of the year
Credit risk
PD Ranges	0.03%	0.03%
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Maximum of the year
Credit risk
PD Ranges	0.74%	0.74%
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	$ 6,903
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Minimum of the year
Credit risk
PD Ranges	0.75%
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Maximum of the year
Credit risk
PD Ranges	3.80%
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		$ 723
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 - 3.95 | Costs: | Minimum of the year
Credit risk
PD Ranges		0.75%
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 - 3.95 | Costs: | Maximum of the year
Credit risk
PD Ranges		3.95%
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	$ 140,427
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Minimum of the year
Credit risk
PD Ranges	3.81%
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Maximum of the year
Credit risk
PD Ranges	34.51%
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.96 - 30.67 | Costs:
Credit risk
Total		$ 72,145
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.96 - 30.67 | Costs: | Minimum of the year
Credit risk
PD Ranges		3.96%
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.96 - 30.67 | Costs: | Maximum of the year
Credit risk
PD Ranges		30.67%
Credit risk | Customers' liabilities under acceptances | Stage 3 | Costs:
Credit risk
Total	$ 0	$ 0
Credit risk | Customers' liabilities under acceptances | Stage 3 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	0	0
Credit risk | Customers' liabilities under acceptances | Stage 3 | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	0
Credit risk | Customers' liabilities under acceptances | Stage 3 | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		0
Credit risk | Customers' liabilities under acceptances | Stage 3 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	0
Credit risk | Customers' liabilities under acceptances | Stage 3 | Grades 7 - 8 | 3.96 - 30.67 | Costs:
Credit risk
Total		0
Credit risk | Customers' liabilities under acceptances | Stage 1 | Costs:
Credit risk
Total	201,515	74,366
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	54,185	1,498
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	6,903
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		723
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	140,427
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grades 7 - 8 | 3.96 - 30.67 | Costs:
Credit risk
Total		72,145
Credit risk | Customers' liabilities under acceptances | Stage 2 | Stage 2 | Costs:
Credit risk
Total	0	0
Credit risk | Customers' liabilities under acceptances | Stage 2 | Stage 2 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	0	0
Credit risk | Customers' liabilities under acceptances | Stage 2 | Stage 2 | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Total	0
Credit risk | Customers' liabilities under acceptances | Stage 2 | Stage 2 | Grades 5 - 6 | 0.75 - 3.95 | Costs:
Credit risk
Total		0
Credit risk | Customers' liabilities under acceptances | Stage 2 | Stage 2 | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Total	$ 0
Credit risk | Customers' liabilities under acceptances | Stage 2 | Stage 2 | Grades 7 - 8 | 3.96 - 30.67 | Costs:
Credit risk
Total		$ 0